Consolidated Balance Sheets - USD ($)		Jul. 31, 2026	Jul. 31, 2025
Current assets:
Cash		$ 2,865,872	$ 575,111
Restricted cash		652,718	608,820
Accounts receivable, net		154,866	167,153
Deferred costs		285,488	345,780
Deferred offering cost			710,300
Prepaid expenses and other current assets (including prepaid expenses to related parties of nil and US$1,687,985 as of July 31, 2025 and 2026, respectively)		1,928,109	55,731
Total current assets		5,887,053	2,462,895
Non-current assets:
Property and equipment, net		102,218	107,965
Operating lease right-of-use assets, net		277,201	151,642
Prepaid expenses to related parties, non-current		868,280
Other non-current assets		463,060
Total non-current assets		1,710,759	259,607
TOTAL ASSETS		7,597,812	2,722,502
Current liabilities:
Accounts payable		221,872	289,246
Notes payable		113,972	130,910
Contract liability		491,600	573,312
Accrued expenses and other current liabilities		454,477	603,504
Current portion of long-term borrowings			19,597
Operating lease liabilities, current		56,749	63,817
Total current liabilities		1,338,670	1,680,386
Non-current liabilities:
Convertible notes		376,090
Derivative liability		485,993
Operating lease liabilities, non-current		220,452	87,825
Convertible preferred shares		1,000,000
Total non-current liabilities		2,082,535	87,825
TOTAL LIABILITIES		3,421,205	1,768,211
Commitments and contingencies (Note 16)
Shareholders’ equity
Ordinary shares (par value of US$0.001 per share; 1,000,000,000 shares authorized; 4,943,920 and 11,243,399 shares issued and outstanding as of July 31, 2025 and 2026, respectively)	[1]	11,243	4,944
Additional-paid in capital		9,917,843	986,538
Accumulated deficit		(5,891,956)	(49,207)
Accumulated other comprehensive income		139,477	12,016
Total shareholders’ equity		4,176,607	954,291
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 7,597,812	$ 2,722,502

[1]	The shares are presented on a retroactive basis to reflect the reverse recapitalization (Note 1).